Share-Based Compensation - Summary of Fair Value of Incentive Unit and Stock Option Awards Granted to Employees and Directors (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.00%	1.30%	1.50%
Expected term (in years)	6 years 1 month 6 days	6 years 3 months 18 days	6 years 3 months 18 days
Expected volatility	77.10%	76.50%	62.60%
Expected dividend yield	0.00%	0.00%	0.00%